C. Liquidity	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
C. Liquidity

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.

The Company has incurred significant cash outflows from operations of approximately $879,000 and $3,102,000 for the fiscal years ended September 30, 2012 and 2011, respectively. The Company had net income of approximately $1,698,000 (including a non-cash gain for decreases in valuation of warrants of approximately $4,069,000) for the year ended September 30, 2012. In 2011 the Company had net income from operations of approximately $299,000 (including a non-cash gain for decreases in valuation of warrants of $3,887,000). The Company expects to incur additional losses and cash outflows from operations for several more years.

The Company has historically raised capital through the sale of its common shares and preferred shares; said financing transactions are more thoroughly discussed at note F – Stockholders’ Equity. Management expects they will need to continue to finance the Company’s operations through equity financing for several more years. Subsequent to September 30, 2012, the Company’s management has been engaged in discussions with various investors to raise additional capital through the sale of common shares. However, there is no assurance that this contemplated financing will be consummated on acceptable terms or at all.

If the Company is unable to obtain additional funding for its operations, it will need to eliminate or substantially limit some or all of its activities, merge with another company, sell, lease or license some or all of its assets, or cease operations entirely. There is no assurance that the Company will be able to obtain additional financing on acceptable terms, or at all, or that the Company will be able to merge with another Company or sell, lease or license any or all of its assets. This raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might result from this uncertainty.